Investment Objectives and Goals - The Laddered T-Bill ETF	Jan. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	The Laddered T-Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, consistent with preservation of capital and daily liquidity.